PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 4) (Pension Benefits, USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	$ 870,923,000	$ 802,368,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	613,303,000	579,953,000
Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	235,773,000	213,084,000
Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,331,000
Cash equivalents
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,732,000	16,642,000
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,732,000	16,642,000
Large Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	242,027,000	265,771,000
Large Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	217,261,000	233,175,000
Large Capitalization Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	24,766,000	32,596,000
Large Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	215,924,000	247,748,000
Large Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	191,158,000	215,152,000
Large Capitalization Equity - Domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	24,766,000	32,596,000
Large Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	26,103,000	18,023,000
Large Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	26,103,000	18,023,000
Small Capitalization Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	103,668,000	112,159,000
Small Capitalization Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	103,668,000	112,159,000
Small Capitalization Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	92,083,000	101,953,000
Small Capitalization Equity - Domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	92,083,000	101,953,000
Small Capitalization Equity - Foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,585,000	10,206,000
Small Capitalization Equity - Foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	11,585,000	10,206,000
International Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	157,996,000	142,867,000
International Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	157,996,000	142,867,000
Mutual fund
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	38,757,000	40,301,000
Mutual fund | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	38,757,000	40,301,000
Collective trust
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	119,239,000	102,566,000
Collective trust | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	119,239,000	102,566,000
Private Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Unfunded commitments for investments	66,000,000	77,000,000
Commitment for investments	85,000,000	85,000,000
Private Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Private Equity - Domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,794,000	6,951,000
Commitment for investments	43,200,000	53,300,000
Private Equity - Domestic | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,794,000	6,951,000
Private Equity - International
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	3,053,000	2,377,000
Commitment for investments	22,800,000	23,700,000
Private Equity - International | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	3,053,000	2,377,000
Equity
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	525,538,000	530,125,000
Equity | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	320,929,000	345,334,000
Equity | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	182,762,000	175,463,000
Equity | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	21,847,000	9,328,000
Fixed Income
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	333,653,000	255,598,000
Fixed Income | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	280,642,000	217,977,000
Fixed Income | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	53,011,000	37,621,000
US government issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	118,863,000	106,987,000
US government issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	118,863,000	106,987,000
Municipal issues
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,463,000	1,931,000
Municipal issues | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	18,463,000	1,931,000
Corporate issues domestic
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	165,778,000	124,802,000
Corporate issues domestic | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	112,767,000	87,181,000
Corporate issues domestic | Significant Other Observable Inputs (Level 2)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	53,011,000	37,621,000
Corporate issues foreign
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	30,549,000	21,878,000
Corporate issues foreign | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments	30,549,000	21,878,000
Other
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Other | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Real Estate - mineral interest
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		3,000
Real Estate - mineral interest | Significant Other Unobservable Inputs (Level 3)
Fair values of defined benefit pension plan investments by asset category and fair value hierarchy level
Total Fair Value of Investments		$ 3,000